CONSOLIDATED BALANCE SHEET (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 209.6		$ 339.2
Accounts receivable, net	2,626.7		2,568.0
Inventories	1,466.9		1,321.9
Deferred income taxes	183.2		163.0
Other current assets	384.7		306.3
Total current assets	4,871.1		4,698.4
Property, plant and equipment, net	3,050.6		2,882.0
Goodwill	6,717.0		6,862.9
Other intangible assets, net	4,456.8		4,785.3
Other assets	371.2		407.9
Total assets	19,466.7		19,636.5
Current liabilities
Short-term debt	1,705.4		861.0
Accounts payable	1,162.4		1,021.9
Compensation and benefits	560.4		571.1
Income taxes	88.6		80.9
Other current liabilities	869.8		953.8
Total current liabilities	4,386.6		3,488.7
Long-term debt	4,864.0		6,043.5
Postretirement health care and pension benefits	1,188.5		795.6
Other liabilities	1,645.5		1,899.3
Total liabilities	12,084.6		12,227.1
Equity
Common stock	347.7	[1]	345.1	[1]
Additional paid-in capital	4,874.5		4,692.0
Retained earnings	5,555.1		4,699.0
Accumulated other comprehensive loss	(951.9)		(305.2)
Treasury stock	(2,509.5)		(2,086.6)
Total Ecolab shareholders' equity	7,315.9		7,344.3
Noncontrolling interest	66.2		65.1
Total equity	7,382.1		7,409.4
Total liabilities and equity	$ 19,466.7		$ 19,636.5

[1]	Common stock, 800.0 million shares authorized, $1.00 par value, 299.9 million shares outstanding at December 31, 2014, 301.1 million shares outstanding at December 31, 2013. Shares outstanding are net of treasury stock.